Class K [Member] Expense Example - Class K - BlackRock Strategic Municipal Opportunities Fund - Class K Shares	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	396
Expense Example, with Redemption, 10 Years	$ 890